Investment Strategy - Amplify Top 10(TM) Asia Memory ETF	Aug. 17, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in financial instruments that provide investment exposure to the constituents of the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. Samsung Asset Management (New York), Inc. (“Samsung” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Index is owned and developed by Akros Technologies, Inc. (“Akros” or the “Index Provider”). The Index Provider is not affiliated with the Fund, Amplify Investments LLC (“Amplify Investments” or the “Adviser”) or the Sub-Adviser.

The Fund expects to gain exposure to the Index’s constituents primarily through a combination of direct investments in equity securities (or depositary receipts, including American Depositary Receipts (“ADRs”)) and the use of swap agreements. For purposes of the Fund’s 80% investment policy, for any derivative instruments the assets will be valued at their notional value. The Fund may enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Index’s constituents. The Fund’s use of swap agreements and other derivative instruments is designed to allow the Fund to gain efficient exposure to the Index’s constituents in circumstances where direct investment may be impractical or involve higher transaction costs, including as a result of local market access requirements, foreign ownership restrictions, tax considerations, or liquidity constraints. In addition, the Fund may at times gain long exposure to the Index’s constituents by purchasing deep in-the-money call option contracts. For additional information about the Fund’s use of derivatives, see “Fund Investments.”

The Index.  The Index seeks to provide investment exposure to ten (10) equity securities issued by companies listed in active Asian markets, which currently comprise South Korea, Japan, Taiwan, China and Hong Kong whose economic value is principally anchored to the memory semiconductor value chain, covering the design, manufacture, packaging, and test of dynamic random-access memory (“DRAM”), NAND (Not And) flash memory, NOR (Not Or) flash technology, and High-Bandwidth Memory (HBM) devices, together with the equipment, materials, and test components used in memory fabrication (collectively, “Memory Semiconductor Companies”).

Index Methodology. The Index uses a rules-based, multi-criteria ranking framework with an initial selection universe drawn from the active Asian markets. The initial selection universe is comprised of companies whose primary listing is on an eligible exchange of an active market — the Korea Exchange (KOSPI and KOSDAQ), the Tokyo Stock Exchange (“TSE”), the Taiwan Stock Exchange (“TWSE”) and the Taipei Exchange (“TPEx”), the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”), and Hong Kong Exchanges and Clearing (“HKEX”) and that satisfy specific size and liquidity thresholds. The Index Provider may designate additional eligible Asian markets as active markets over time. To be eligible for inclusion, a company must satisfy the following criteria:

•        Have a minimum market capitalization of $1 billion USD;

•        Have a three-month average daily trading value of at least $5 million; and

•        Have its primary classification under the Akros Industry Classification System (“AICS”) fall within one of the “Memory-Eligible” sector classifications.

Where a selected constituent maintains an ADR listed on the New York Stock Exchange or the Nasdaq Stock Market, and that ADR satisfies the trading-value condition above as of the determination date, the Index includes the ADR in place of the primary listing; otherwise the primary listing is included.

Companies cannot be designated on the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) Non-SDN Chinese Military-Industrial Complex Companies (“NS-CMIC”) list established under Executive Order 13959, the publicly traded securities of which U.S. persons are prohibited from holding.

From the initial selection universe, a company will be identified as a Memory Semiconductor Company if, as determined by the Index Provider, it satisfies each of the following criteria of the Index Provider’s “Memory-Semiconductor Qualification Test”:

•        Memory-Eligible Sector Classification. A company’s primary classification under the AICS must fall within one of the “Memory-Eligible” sector groupings: (1) Memory chip production and electronic product manufacturing [334 — Computer and Electronic Product Manufacturing], (2) Memory-fab process equipment [333 — Machinery Manufacturing], (3) Memory-fab process chemicals and materials [325 — Chemical Manufacturing], (4) Memory engineering and design services [541 — Professional, Scientific, and Technical Services] and (5) Memory-related holding companies [551 — Management of Companies and Enterprises].

•        AICS Revenue-Based Primary Business Anchoring. A company’s primary AICS classification reflects the business segment contributing the largest share of consolidated revenue and serves as a revenue-based indicator of the company’s principal line of business.

•        Minimum Overall Fitness. Each company must be assigned an overall fitness rating of “medium” or “high” under the Index Provider’s overall fitness rubric (described below); companies rated “low” do not qualify. A company is rated “high” when either (i) more than 50% of its total revenue is derived from “Memory-Semiconductor” business activities or (ii) in at least one “Memory Semiconductor Value-Chain” segment, the company both ranks among the three largest companies worldwide by global market share in that segment and accounts for at least 10% of that segment’s global market share.

o      “Memory-Semiconductor” business activities include: the manufacturing of DRAM, NAND flash, NOR flash, and HBM devices; HBM stacking, bonding, packaging, and related testing equipment; memory-fabrication process equipment, chemicals, and consumables; memory packaging and outsourced semiconductor assembly and test (OSAT) services; and fabless memory integrated circuit (IC) design for current-generation device technologies.

o      The “Memory-Semiconductor Value-Chain” segments include: memory semiconductor devices; dedicated memory wafer foundry services; wafer processing equipment for memory fabrication (deposition, etch, and cleaning); memory test equipment; or materials and components consumed in memory fabrication.

The Index is constructed so that a minimum of 80% of the Index’s aggregate weight is allocated to companies rated “high” with any remaining aggregate weight allocated to other constituents that satisfy the Memory-Semiconductor Qualification Test (i.e. the Memory-Eligible Sector Classification and AIC Revenue-Based Primary Business Anchoring). This 80% allocation floor applies even in cases where the target number of constituents cannot be fully met.

Memory semiconductor revenue is determined from a company’s consolidated revenue segment disclosures in its audited public filings, mapped to the memory semi-conductor activities described above and supplemented by the company’s product line reporting where segment disclosures aggregate memory with non-memory lines. Global standing and market share are determined from company disclosures and recognized industry research; where no recognized industry source separately sizes a segment, the segment’s global market size is established from the disclosed revenue of the identified participants in that segment.

For additional information about the Fund’s overall fitness rubric, see “Additional Information About the Fund’s Principal Investment Strategy — Additional Information About the Index.”

Only companies rated “high” are eligible for primary inclusion in the Index. Companies rated medium are eligible only as fallback constituents. Companies rated “low” are excluded from the Index. Companies rated “high” or “medium” are then evaluated on five factors:

(1)  Memory Production Identity: whether the company is an integrated memory device manufacturer operating wafer fabrication at advanced and current-generation process technology nodes for the production of commodity DRAM, NAND flash, NOR flash, or HBM devices.

(2)  Memory Production Typology: the company’s functional role in the memory value chain, including wafer-fab chip production, memory-fab process equipment, memory-fab process chemicals, memory packaging and OSAT services, or fabless memory IC design.

(3)  HBM Value-Chain Position: the company’s involvement in the HBM ecosystem, including HBM die manufacturing, HBM-specific stacking and packaging equipment, HBM-unique materials, or HBM-specific test systems.

(4)  Memory Process Role: the company’s centrality to the process steps that produce shippable memory chips (front-end or backend), memory chip design and production, memory-defining front-end process tools holding process of record positions across multiple memory IDMs for advance DRAM or 3D NAND, HBM-packaging tools such as thermocompression bonders, compressions molders or wafer thinning and grinding or memory chip-level tests.

(5)  Memory Chip Product Source: whether the company originates wafer-fab memory chip production at advanced process nodes, with shipped product output of current-generation DRAM, NAND flash, NOR flash, or HBM devices as the defining product.

Each company rated ‘high’ or ‘medium’ is scored on each of the five factors using a common five-point scale — 0.00, 0.25, 0.50, 0.75 or 1.00 — by applying the written assignment rule for that factor. A higher score reflects closer alignment with the memory semiconductor theme. For example, on Memory Production Identity, an integrated memory device manufacturer operating current-generation wafer fabrication scores 1.00, while a memory-module assembler using purchased chips scores 0.00. The Index Provider distinguishes among companies by comparing these per-criterion scores, which are then combined through the ranking (waterfall) process described below.

The Index Provider ranks companies using a “waterfall” selection process that applies five ranking factors in priority order:

L1	Wafer-fab IDM identity. Prioritize wafer-fabricating integrated memory device manufacturers and dedicated memory foundries above non-IDM participants.
L2

Memory ecosystem upper-bucket. Among companies tied at L1, elevate primary memory ecosystem participants — those with strong memory value-chain functional role, HBM-specific involvement, or memory chip product origination — above peripheral participants.

L3	Memory chip product source tier. Among companies tied at L1 and L2, prioritize companies that originate branded memory chip products.
L4

Memory equipment centrality blend. Among companies tied at L1 through L3, prefer those with a higher sum of HBM value-chain position and memory process role, separating companies with combined depth on both axes, front-end and back-end alike, from those with narrower scope.

L5

Weighted criteria mean. Residual tiebreaker for companies still tied after a weighted mean of all five criterion scores, with weights of 5%, 45%, 25%, 15% and 10% on the five factors (1-5) noted above, respectively.

A later factor is consulted only to break ties among companies equal on all earlier factors. If companies remain tied after L5, the company with the higher total market capitalization on the determination date ranks higher. Among companies rated “high”, the companies are selected based on their rank. The top ten (10) companies with the highest ranks, based on the factors above, are then selected to be in the Index. If fewer than ten “high” rated companies are available, the shortfall is filled by adding the “medium” rated fallback companies in ascending order of their ranking until ten (10) index constituents are selected.

Weighting. The Index assigns weights to its constituents at each determination date using a blended methodology that combines, in equal proportion (50% each), each constituent’s ranking-based relative score with its free-float adjusted market capitalization. At each reconstitution, constituents are generally weighed subject to the following constraints: (i) maximum weight per constituent of 22.5%, (ii) minimum weight per constituent of 0.5%, and (iii) the sum of the final weights assigned to constituents rated “high” is at least 80% of the total portfolio. For additional information regarding the Index’s weighting criteria, see “Additional Information About the Fund’s Principal Investment Strategy — Additional Information About the Index.”

The Index is reconstituted and rebalanced quarterly, effective the last business day of March, June, September and December, using data from five trading days after the determination date.

Concentration and Diversification Status. The Fund is classified as “non-diversified” under the 1940 Act. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of identified industries, except to the extent the Index concentrates in an industry or group of identified industries.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in financial instruments that provide investment exposure to the constituents of the Index.
Strategy Portfolio Concentration [Text]	The Fund is classified as “non-diversified” under the 1940 Act. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of identified industries, except to the extent the Index concentrates in an industry or group of identified industries.